Marketable Securities and Short-term Investments	12 Months Ended
Dec. 31, 2013
Marketable Securities and Short-term Investments [Abstract]
Marketable Securities and Short-term Investments
Note 3 - Marketable Securities and Short-term Investments

A.

	December 31 2012	December 31 2013
Trading	$213	$622
Available-for-sale	12,672	9,376
Short-term investments	1,339	-

	$14,224	$9,998

B.	The amortized cost, gross unrealized holding gains, gross unrealized holding losses, and fair value of available for sale by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	gains (losses)	Fair value
As of December 31, 2013
Available-for-sale:
Corporate debentures	8,931	79	(57)	8,953
Governmental debentures	413	10	-	423

	$9,344	$89	$(57)	$9,376
As of December 31, 2012
Available-for-sale:
Corporate debentures	10,868	163	(17)	11,014
Governmental debentures	1,607	51	-	1,658

	$12,475	$214	$(17)	$12,672

C.	Available-for-sale securities are classified as short-term marketable securities on the Company balance sheet.

As of December 31, 2013, the Company's available-for-sale securities had the following maturity dates:

Market
value
Within one year	$1,769
1 to 2 years	7,406
2 to 3 years	201

$9,376

D.
Proceeds from the sale of marketable securities available for sale were $7,355 in 2013 (2012- $10,159); gross realized gains included in interest and marketable securities loss in 2013 were $87 (2012-gross realized gains of $92).

E.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and period that individual securities have been in a continuous unrealized loss position were as follows:

	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2013
Available-for-sale:
Corporate debentures	$(57)	$4,319
	$(57)	$4,319

	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2012
Available-for-sale:
Corporate debentures	$(17)	$2,918
	$(17)	$2,918

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the company have no plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.

F.
The Company also maintains a $622 portfolio of investment securities classified as trading (December 31, 2012 $213). Net realized gains on trading securities during the year ended December 31 2013 were $0 (Net realized gains (losses) for 2012 and 2011 $49 and ($174), respectively), and are included in interest and marketable securities income. Net unrealized gains on trading securities held at year end and included in interest and marketable securities income for 2013 were $50 (Net unrealized gains for 2012 and 2011 $10 and $18, respectively).